Total Equity	12 Months Ended
Dec. 31, 2018
TOTAL EQUITY
TOTAL EQUITY

25.   TOTAL EQUITY

25.1     Equity attributable to the Parent

25.1.1     Subscribed and paid-up capital and number of shares

As of December 31, 2018 is ThCh$ 552,777,321, divided into 8,201,754,580 fully subscribed and paid no par value shares listed at the Bolsa de Comercio de Santiago de Chile, Bolsa Electrónica de Chile and New York Stock Exchange (NYSE).

As a result of the Spin-off, share premium, raised from capital contributions made in 1986 and 1994, which amounted to ThCh$ 206,008,557 as of December 31, 2015, as of December 31, 2016 decreased to ThCh $ 85,511,492.

During the years ended December 31, 2018 and 2017, the Group did not engage in any transaction of any kind with potential dilutive effects leading to diluted earnings per share that could differ from basic earnings per share.

25.1.2     Dividends

The shareholders at the Ordinary Shareholders’ Meeting held on April 25, 2017 approved the dividend policy for 2017. This policy established the distribution as final dividends of an amount equal to 55% of net profits for 2017, of which up to 15% of net profit for the nine month period ended September 30, 2016, as shown in the financial statements at that date, represent provisional interim dividends to be paid in January 2018. Since the aforementioned interim dividend No. 63 was paid on January 26, 2018, the Ordinary General Shareholders' Meeting held on April 24, 2018 approved and paid the remainder of the final dividend No. 64, amounting to Ch$ 23,12488 per share, which was paid on May 18, 2018.

The General Shareholders' Meeting of Enel Generación Chile, held on April 24, 2018 approved, as Dividend Policy, which the Board plans to implement during the 2018 fiscal year, the distribution as a final dividend of an amount equivalent to 60% of the net profits for the year 2018.  It also approved the distribution of an interim dividend of up to 50% of the net profits as per the financial statements as of September 30, 2018 , to be paid in January 2019.

Compliance with the aforementioned dividend plan is subject to the actual net profit earned by the Company during the applicable year, and to the results of the Company’s periodic income projections or to the existence of certain conditions, as applicable.

The following table details the dividends paid by the Company in recent years:

Number	Type of Dividends	Payment date	Pesos per Share	Effecting the year
49	Interim	1-26-2011	6.42895	2010
50	Final	5-11-2011	26.09798	2010
51	Interim	1-19-2012	5.08439	2011
52	Final	5-17-2012	22.1582	2011
53	Interim	1-24-2013	3.04265	2012
54	Final	5-9-2013	11.24302	2012
55	Interim	1-31-2014	3.87772	2013
56	Final	5-15-2014	17.69856	2013
57	Interim	1-27-2015	3.44046	2014
58	Final	5-25-2015	16.95495	2014
59	Interim	1-29-2016	3.55641	2015
60	Final	5-24-2016	11.02239	2015
61	Interim	1-27-2017	7.24787	2016
62	Final	05-26-2017	21.5605	2016
63	Interim	01-26-2018	4.93614	2017
64	Final	05-18-2018	23.12488	2017
65	Interim	01-05-2019	11.19557	2018

25.2     Foreign currency translation reserves

The following table details currency translation adjustments attributable to the shareholders of the Parent in the consolidated statement of financial position for the years ended December 31, 2018, 2017 and 2016:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	6,674,136	11,688,351	14,979,960
Others	547,835	920,567	1,230,881
Total	7,221,971	12,608,918	16,210,841

25.3     Capital management

The Company’s objective is to maintain an adequate level of capitalization in order to be able to secure its access to the financial markets, so as to fulfill its medium- and long-term goals while maximizing the return to its shareholders and maintaining a solid financial position.

25.4     Restrictions on subsidiaries transferring funds to the parent

As of December 31, 2018 and 2017, there were no restrictions on funds transfers from subsidiaries to the parent.

25.5     Other reserves

Other reserves within equity attributable to shareholders of the Parent for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Balance as of		Balance as of
	1-1-2018	Changes	12-31-2018
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	12,608,918	(5,386,947)	7,221,971
Cash flow hedges	(52,329,034)	(101,233,208)	(153,562,242)
Remeasurement of available-for-sale financial assets	(1,027)	(11)	(1,038)
Other comprehensive income from non-current assets held for distribution to owners	—	—	—
Other miscellaneous reserves	(35,068,098)	3,646,134	(31,421,964)
Total	(74,789,241)	(102,974,032)	(177,763,273)

	Balance as of		Balance as of
	1-1-2017	Changes	12-31-2017
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	16,210,841	(3,601,923)	12,608,918
Cash flow hedges	(123,499,401)	71,170,367	(52,329,034)
Remeasurement of available-for-sale financial assets	(1,033)	6	(1,027)
Other comprehensive income from non-current assets held for distribution to owners	2,722,113	(2,722,113)	—
Other miscellaneous reserves	(32,188,067)	(2,880,031)	(35,068,098)
Total	(136,755,547)	61,966,306	(74,789,241)

	Balance as of		Balance as of
	1-1-2016	Changes	12-31-2016
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	19,691,866	(3,481,025)	16,210,841
Cash flow hedges	(205,691,575)	82,192,174	(123,499,401)
Remeasurement of available-for-sale financial assets	(1,046)	13	(1,033)
Other comprehensive income from non-current assets held for distribution to owners	(202,189,042)	204,911,155	2,722,113
Other miscellaneous reserves	(719,716,306)	687,528,239	(32,188,067)
Total	(1,107,906,103)	971,150,556	(136,755,547)

•	Reserves for Exchange differences on translation: These arise primarily from exchange differences relating to:
-	Translation of the financial statements of our foreign operations from their functional currencies to our presentation currency (i.e. Chilean peso) (see Note 2.7.3);
-	Translation of goodwill arising from the acquisition of foreign operations with a functional currency other than the Chilean peso (see Note 3.b).
•	Cash flow hedges reserves: These represent the cumulative portion of gains and losses on hedging instruments deemed effective in cash flow hedges (see Notes 3.f.5 and 3.m).
•	Remeasurement of available-for-sale financial assets: These represent variations in fair value, net of their effect on the available-for-sale investments (see Note 3.f.1).

25.6     Other miscellaneous reserves:

The main items of other miscellaneous reserves and their effects for the nine month periods ended December 31, 2018 and 2017, are the following:

	Balance as of	Balance as of
	12-31-2018	12-31-2017
Other Miscellaneous Reserves	ThCh$	ThCh$
Reserve for corporate reorganization ("Spin-Off") (1)	458,265,366	458,265,366
Reserve for transition to IFRS (2)	(493,425,043)	(493,425,043)
Reserve for subsidiaries transactions (3)	(4,047,287)	(4,047,287)
Other miscellaneous reserves (4)	7,785,000	4,138,866
Total miscellaneous reserves	(31,421,964)	(35,068,098)
(1)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of the Company and the separation of the Chilean business into a new entity, Endesa Américas S.A. (see Note 5.2).

(2)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the CMF, included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004, to December 31, 2008. Also, it is included the foreign currency translation difference at the date of transition to IFRS.

Please note that, while the Company adopted the IFRS as its statutory accounting standards on January 1, 2009, the date of transition to that international standard used was January 1, 2004. This results from applying the exemption for that purpose in IFRS 1, “First Time Adoption”.

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

25.7     Non-controlling interests

The details of non-controlling interests are as follows:

		% financial interest
		Equity		Profit (loss)
Non-Controlling Interests	Non-Controlling	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Company	Interests	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	7.35%	10,310,215	9,963,472	6,885,422	5,649,253
GasAtacama Chile S.A. (*)	2.63%	16,660,247	17,532,754	2,290,359	1,439,148
Total		26,970,462	27,496,226	9,175,781	7,088,401